Finance Income and Costs - Schedule of Finance Income and Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Finance Income Expense [Abstract]
Interest income on term deposits	$ 6,618	$ 4,628	$ 2,845
Change in fair value of financial asset measured at FVTPL	4		30
Change in fair value of financial liability measured at FVTPL		350
Other interest income	3,362	2,554	487
Net foreign exchange gain		4,568
Finance income	9,984	12,100	3,362
Interest expense on financial liabilities measured at amortised cost	13,744	2,035	157
Change in fair value of financial liability measured at FVTPL	1,181		1,421
Net foreign exchange loss	8,218		13,734
Impairment loss on trade and other receivables	904	358	1,563
Interest expense on lease liabilities	1,569	1,867	2,731
Finance and other charges	710	538	1,827
Finance costs	26,326	4,798	21,433
Net finance income (costs)	$ (16,342)	$ 7,302	$ (18,071)